Pension Plans and Retiree Benefits - Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit
Significant actuarial assumptions used in measuring net benefit plan costs
Average remaining service life of active employees	10 years 2 months 12 days	9 years
Defined Benefit | Minimum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	2.30%	2.90%
Expected long-term rate of return on plan assets (percent)	5.25%	5.75%
Rate of compensation increase (percent)	2.75%	2.75%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	1.90%	2.90%
Rate of compensation increase (percent)	1.73%	2.75%
Defined Benefit | Maximum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	3.50%	4.40%
Expected long-term rate of return on plan assets (percent)	7.05%	7.15%
Rate of compensation increase (percent)	4.00%	4.10%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	2.80%	3.50%
Rate of compensation increase (percent)	3.93%	4.00%
Post-Retirement Benefits
Significant actuarial assumptions used in measuring net benefit plan costs
Rate of compensation increase (percent)	350.00%	410.00%
Average remaining service life of active employees	13 years	13 years 2 months 12 days
Significant actuarial assumptions used in measuring benefit obligations
Rate of compensation increase (percent)		3.50%
Post-Retirement Benefits | Minimum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	3.10%	3.90%
Expected long-term rate of return on plan assets (percent)	4.03%	4.66%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	2.50%	3.10%
Rate of compensation increase (percent)	2.50%
Post-Retirement Benefits | Maximum
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate (percent)	3.60%	4.50%
Expected long-term rate of return on plan assets (percent)	7.05%	7.15%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate (percent)	2.90%	3.60%
Rate of compensation increase (percent)	3.00%